UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544
                              or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: February 28, 2010

ITEM 1.           REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

Prime Cash Reserves Portfolio 2010 Semi-Annual Report | 19

Schedule of investments (unaudited)
February 28, 2010

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.2%

Bank Notes — 3.0%

Bank of America N.A.	0.420%	3/24/10	$175,000,000	$175,000,000	(a)

Bank of America N.A.	0.499%	10/22/10	75,000,000	75,000,000	(b)

Bank of America N.A.	0.329%	1/27/11	200,000,000	200,000,000	(b)

Chase Bank USA	0.180%	5/10/10	100,000,000	100,000,000

Total Bank Notes				550,000,000

Certificates of Deposit — 35.2%

Abbey National Treasury Services PLC	0.268%	12/9/10	175,000,000	175,000,000	(b)

ABN Amro Bank NV	0.250%	3/5/10	150,000,000	150,000,000

ABN Amro Bank NV	0.700%	4/23/10	100,000,000	100,000,000

ABN Amro Bank NV	0.490%	5/25/10	50,000,000	50,000,000

Banco Bilbao Vizcaya	0.355%	3/24/10	85,000,000	85,000,271

Banco Bilbao Vizcaya	0.330%	4/29/10	100,000,000	100,000,000

Bank of Montreal	0.220%	4/5/10	35,000,000	35,000,000

Bank of Montreal	0.190%	4/15/10	285,000,000	285,000,000

Bank of Montreal	0.190%	4/19/10	100,000,000	100,000,000

Bank of Nova Scotia	0.180%	4/14/10	50,000,000	50,000,000

Bank of Nova Scotia	1.150%	5/7/10	75,000,000	75,000,000

Bank of Nova Scotia	0.300%	6/11/10	100,000,000	100,000,000

Bank of Nova Scotia	0.300%	7/12/10	55,000,000	55,000,000

Bank of Nova Scotia	0.300%	8/16/10	175,000,000	175,000,000

Bank of Tokyo Mitsubishi	0.200%	4/26/10	275,000,000	275,000,000

Bank of Tokyo Mitsubishi	0.300%	7/12/10	147,000,000	147,000,000

Barclays Bank PLC	0.540%	3/16/10	100,000,000	100,000,000

Barclays Bank PLC	0.200%	3/31/10	100,000,000	100,000,000

Barclays Bank PLC	0.648%	12/10/10	100,000,000	100,000,000	(b)

Barclays Bank PLC	0.528%	1/11/11	50,000,000	50,000,000	(b)

BNP Paribas NY Branch	0.360%	5/20/10	150,000,000	150,000,000

BNP Paribas NY Branch	0.300%	6/17/10	165,000,000	165,000,000

BNP Paribas NY Branch	0.310%	8/6/10	115,000,000	115,000,000

BNP Paribas NY Branch	0.300%	8/18/10	50,000,000	50,000,000

Canadian Imperial Bank	0.240%	3/8/10	200,000,000	200,000,000

Canadian Imperial Bank	0.280%	8/19/10	174,000,000	174,000,000

Citibank N.A.	0.190%	4/6/10	50,000,000	50,000,000

Credit Suisse NY	1.925%	4/23/10	100,000,000	100,000,000

Credit Suisse NY	0.249%	7/29/10	125,000,000	125,000,000	(b)

Credit Suisse NY	0.249%	1/5/11	70,000,000	70,000,000	(b)

Deutsche Bank AG NY	0.280%	7/26/10	165,000,000	165,000,000

DnB NOR Bank ASA	0.200%	4/26/10	50,000,000	50,000,000

DnB NOR Bank ASA	0.307%	9/10/10	100,000,000	100,000,000	(b)

Intesa San Paolo SPA	0.200%	4/7/10	55,000,000	55,000,000

Intesa San Paolo SPA	0.431%	8/20/10	70,000,000	70,000,000	(b)

National Bank of Canada	0.370%	4/6/10	105,000,000	105,000,000

Nordea Bank Finland PLC	1.370%	4/28/10	50,000,000	50,023,069

Nordea Bank Finland PLC	0.300%	8/27/10	140,000,000	140,003,474

Rabobank Nederland NY	0.340%	3/17/10	100,000,000	100,000,000

See Notes to Financial Statements.

20 | Prime Cash Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Certificates of Deposit — continued

Rabobank Nederland NY	1.520%	3/19/10	$100,000,000	$100,049,186

Rabobank Nederland NY	0.190%	4/15/10	57,000,000	57,000,000

Rabobank Nederland NY	0.320%	6/3/10	100,000,000	100,000,000

Rabobank Nederland NY	0.300%	6/17/10	65,000,000	65,000,000

Royal Bank of Canada	0.229%	1/19/11	50,000,000	50,000,000	(b)

Royal Bank of Scotland	0.750%	3/23/10	100,000,000	100,000,000

Societe Generale NY	0.320%	4/15/10	100,000,000	100,000,000

Societe Generale NY	0.305%	8/20/10	175,000,000	175,004,174

Societe Generale NY	0.549%	5/5/11	100,000,000	100,000,000	(b)

Sumitomo Mitsui Banking Corp	0.220%	5/12/10	21,500,000	21,500,214

Sumitomo Mitsui Banking Corp.	0.310%	7/15/10	50,000,000	50,000,000

Sumitomo Mitsui Banking Corp.	0.310%	7/19/10	50,000,000	50,000,000

Svenska Handelsbanken NY	0.200%	4/6/10	150,000,000	150,000,000

Svenska Handelsbanken NY	0.190%	4/14/10	45,000,000	45,000,000

Svenska Handelsbanken NY	0.305%	5/13/10	50,000,000	50,000,506

Svenska Handelsbanken NY	0.259%	7/23/10	125,000,000	125,002,466	(b)

Toronto Dominion Bank NY	0.231%	2/4/11	180,000,000	180,000,000	(b)

UBS AG Stamford Branch	0.625%	4/9/10	100,000,000	100,001,080

UBS AG Stamford Branch	0.480%	5/26/10	100,000,000	100,002,383

UBS AG Stamford Branch	0.420%	6/10/10	200,000,000	200,000,000

Unicredito Italiano SpA	0.330%	3/9/10	275,000,000	275,000,000

Unicredito Italiano SpA	0.260%	4/21/10	25,000,000	25,000,000

Total Certificates of Deposit				6,559,586,823

Certificates of Deposit (Euro) — 4.3%

Credit Agricole SA	0.850%	3/12/10	175,000,000	175,000,000

Credit Agricole SA	0.310%	7/13/10	150,000,000	150,000,000

ING Bank	0.340%	3/8/10	65,000,000	65,000,126

ING Bank	0.340%	3/10/10	130,000,000	130,000,325

ING Bank	0.540%	5/10/10	130,000,000	130,001,260

ING Bank	0.360%	7/26/10	100,000,000	100,002,038

Societe Generale	0.260%	3/1/10	50,000,000	50,000,000

Total Certificates of Deposit (Euro)				800,003,749

Commercial Paper — 24.5%

ANZ National International Ltd.	0.451%	3/8/10	50,000,000	49,995,625	(a)(c)

ANZ National International Ltd.	0.401%	3/18/10	57,500,000	57,489,139	(a)(c)

ANZ National International Ltd.	0.349%	12/3/10	100,000,000	100,000,000	(a)(b)

ASB Finance Ltd.	0.341%	5/3/10	50,000,000	49,970,250	(a)(c)

Banco Bilbao Vicaya	0.321%	4/27/10	100,000,000	99,949,333	(a)(c)

Banco Bilbao Vicaya	0.351%	6/8/10	125,000,000	124,879,688	(a)(c)

Barclays U.S. Funding LLC	0.200%	4/30/10	75,000,000	74,975,000	(c)

BNZ International Funding Ltd.	0.300%	8/5/10	100,000,000	99,869,167	(a)(c)

BNZ International Funding Ltd.	0.318%	1/12/11	45,000,000	45,000,000	(a)(b)

BNZ International Funding Ltd.	0.309%	1/26/11	100,000,000	100,000,183	(a)(b)

CBA (Delaware) Finance Inc.	0.200%	3/16/10	50,000,000	49,995,833	(c)

CBA (Delaware) Finance Inc.	0.300%	6/15/10	100,000,000	99,911,667	(c)

Commerzbank U.S. Finance	0.250%	3/3/10	225,000,000	224,996,875	(c)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2010 Semi-Annual Report | 21

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Commercial Paper — continued

Commerzbank U.S. Finance	0.243%	5/24/10	$200,000,000	$199,886,833	(c)

Danske Corp.	0.200%	3/11/10	72,000,000	71,996,000	(c)

Danske Corp.	0.200 - 0.205%	4/6/10	300,000,000	299,939,500	(a)(c)

Danske Corp.	0.200%	4/26/10	50,000,000	49,984,444	(a)(c)

Danske Corp.	0.200%	5/4/10	50,000,000	49,982,222	(a)(c)

Deutsche Bank Financial LLC	0.290%	8/9/10	180,000,000	179,766,550	(c)

Dexia Delaware	0.210 - 0.360%	3/1/10	230,000,000	230,000,000	(c)

Dexia Delaware	0.280%	3/16/10	70,000,000	69,991,833	(c)

Dexia Delaware	0.300%	4/16/10	40,000,000	39,984,667	(c)

DnB NOR Bank ASA	0.310%	4/6/10	100,000,000	99,969,000	(a)(c)

DnB NOR Bank ASA	0.300%	6/11/10	150,000,000	149,872,500	(a)(c)

DnB NOR Bank ASA	0.300%	8/18/10	85,000,000	84,879,584	(a)(c)

General Electric Capital Corp.	0.290%	7/13/10	150,000,000	149,838,083	(c)

HSBC Americas Inc.	0.220%	5/11/10	60,000,000	59,973,967	(c)

HSBC Americas Inc.	0.270%	6/1/10	87,000,000	86,939,970	(c)

JPMorgan Chase Funding Inc.	0.290%	4/5/10	200,000,000	199,943,611	(a)(c)

Natexis Banques Populaires U.S.	0.381%	7/23/10	170,000,000	169,741,600	(c)

Nordea North America Inc.	0.200%	3/8/10	133,000,000	132,994,828	(c)

Societe De Prise	0.190%	5/11/10	50,000,000	49,981,264	(a)(c)

Societe De Prise	0.190%	5/12/10	25,000,000	24,990,500	(a)(c)

Societe De Prise	0.200%	5/19/10	250,000,000	249,890,279	(a)(c)

Societe De Prise	0.250%	5/27/10	120,000,000	119,927,500	(a)(c)

State Street Corp.	0.200%	3/2/10	75,000,000	74,999,583	(c)

State Street Corp.	0.190%	4/8/10	100,000,000	99,979,944	(c)

Sumitomo Mitsui Banking Corp.	0.230%	3/1/10	100,000,000	100,000,000	(a)(c)

Sumitomo Mitsui Banking Corp.	0.195%	3/12/10	48,179,000	48,176,129	(a)(c)

Swedish Export Credit	0.341%	4/1/10	50,000,000	49,985,361	(c)

Toyota Motor Credit	0.200%	4/22/10	25,000,000	24,992,778	(c)

Toyota Motor Credit	0.200%	4/23/10	25,000,000	24,992,639	(c)

Unicredit Delaware	0.516%	5/18/10	150,000,000	149,832,625	(a)(c)

Westpac Banking Corp.	0.421%	4/21/10	42,183,000	42,157,901	(a)(c)

Total Commercial Paper				4,562,624,455

Corporate Bonds & Notes — 3.7%

Commonwealth Bank of Australia	0.351%	7/1/10	100,000,000	100,000,000	(a)(b)

Commonwealth Bank of Australia	0.249%	11/26/10	50,000,000	50,000,000	(a)(b)

JPMorgan Chase Bank N.A.	0.229%	1/21/11	150,000,000	150,000,000	(b)

Svenska Handelsbanken AB	0.280%	2/9/11	99,700,000	99,699,907	(a)(b)

Toyota Motor Credit Corp.	0.228%	1/10/11	100,000,000	100,000,000	(b)

Westpac Banking Corp.	0.250%	8/13/10	125,000,000	124,993,502	(a)(b)

Westpac Banking Corp.	0.249%	11/26/10	65,000,000	64,983,323	(b)

Total Corporate Bonds & Notes				689,676,732

Medium-Term Notes — 0.8%

American Honda Finance Corp.	0.278%	1/11/11	110,000,000	110,000,000	(a)(b)

Toyota Motor Credit Corp.	0.252%	8/23/10	45,000,000	45,000,000	(b)

Total Medium-Term Notes				155,000,000

See Notes to Financial Statements.

22 | Prime Cash Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Supranationals/Sovereigns — 2.5%

International Bank for Reconstruction & Development	0.202%	5/20/10	$58,450,000	$58,450,619	(b)

International Bank for Reconstruction & Development	0.190%	6/1/10	125,000,000	124,939,305	(c)

Sweden (Kingdom of)	0.826%	3/17/10	75,000,000	74,972,667	(a) (c)

Sweden (Kingdom of)	1.000%	4/26/10	200,000,000	200,000,000

Total Supranationals/Sovereigns				458,362,591

Time Deposits — 16.3%

Bank of Tokyo Mitsubishi	0.160%	3/1/10	150,000,000	150,000,000

Barclays Bank PLC NY	0.100%	3/1/10	175,000,000	175,000,000

BNP Paribas Grand Cayman	0.120%	3/1/10	125,000,000	125,000,000

Branch Banking and Trust Grand Cayman	0.100%	3/1/10	209,229,000	209,229,000

Citibank Nassau	0.140%	3/1/10	350,000,000	350,000,000

Commerzbank Grand Cayman	0.140%	3/1/10	175,000,000	175,000,000

Credit Agricole SA	0.150%	3/1/10	250,000,000	250,000,000

Deutsche Bank AG NY	0.100%	3/1/10	250,000,000	250,000,000

Dexia Credit Local NY	0.150%	3/1/10	175,000,000	175,000,000

DnB NOR Bank ASA	0.130%	3/1/10	100,000,000	100,000,000

National Bank of Canada	0.120%	3/1/10	373,919,000	373,919,000

Natixis Grand Cayman	0.140%	3/1/10	390,000,000	390,000,000

Nordea Bank Sweden	0.140%	3/1/10	150,000,000	150,000,000

Societe Generale Grand Cayman	0.150%	3/1/10	165,000,000	165,000,000

Total Time Deposits				3,038,148,000

U.S. Government Agencies — 9.8%

Federal Farm Credit Bank (FFCB), Notes	0.370%	3/5/10	125,000,000	125,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.950%	3/16/10	91,750,000	91,748,095	(b)

Federal Farm Credit Bank (FFCB), Notes	0.580%	7/28/10	150,000,000	150,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.271%	9/15/11	100,000,000	99,984,406	(b)

Federal Home Loan Bank (FHLB), Notes	0.134%	7/20/11	100,000,000	99,957,676	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	100,000,000	99,950,486	(c)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/12/10	75,000,000	75,000,000	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/14/10	125,000,000	124,996,371	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.235%	9/3/10	140,000,000	139,978,561	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.219%	9/24/10	100,000,000	99,983,033	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.160%	5/4/11	80,000,000	80,049,811	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.129%	5/5/11	150,000,000	149,944,914	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.120%	1/25/12	175,000,000	174,697,052	(b)

Federal National Mortgage Association (FNMA), Notes	0.141%	7/13/10	150,000,000	149,994,488	(b)

Federal National Mortgage Association (FNMA), Notes	0.199%	8/5/10	70,000,000	69,985,383	(b)

Federal National Mortgage Association (FNMA), Notes	0.130%	5/13/11	100,000,000	99,988,000	(b)

Total U.S. Government Agencies				1,831,258,276

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2010 Semi-Annual Report | 23

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Repurchase Agreement — 0.1%

Barclays Capital Inc., tri-party repurchase agreement dated 2/26/10; Proceeds at maturity — $13,855,173; (Fully collateralized by U.S. government obligation, 1.750% due 3/31/14; Market value — $14,132,155)	0.150%	3/1/10	$13,855,000	$13,855,000

Total Investments — 100.2% (Cost — $18,658,515,626#)				18,658,515,626

Liabilities in Excess of Other Assets — (0.2)%				(38,126,454)

Total Net Assets — 100.0%				$18,620,389,172

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24 | Prime Cash Reserves Portfolio 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)
February 28, 2010

Assets:

Investments, at value	$18,658,515,626

Cash	337

Interest receivable	13,345,037

Total Assets	18,671,861,000

Liabilities:

Payable for securities purchased	50,000,000

Investment management fee payable	1,394,071

Trustees’ fees payable	1,470

Accrued expenses	76,287

Total Liabilities	51,471,828

Total Net Assets	$18,620,389,172

Represented by:
Paid-in-capital	$18,620,389,172

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2010 Semi-Annual Report | 25

Statement of operations (unaudited)

For the six months ended February 28, 2010

Investment Income:

Interest	$30,028,146

Expenses:

Investment management fee (Note 2)	8,198,088

Legal fees	145,894

Trustees’ fees	102,055

Custody fees	53,094

Audit and tax	14,607

Miscellaneous expenses	17,772

Total Expenses	8,531,510
Less: Fee waivers and/or expense reimbursements (Note 2)	(333,421)

Net Expenses	8,198,089

Net Investment Income	21,830,057

Net Realized Gain on Investments	91,773

Increase in Net Assets From Operations	$21,921,830

See Notes to Financial Statements.

26 | Prime Cash Reserves Portfolio 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2010 (unaudited)
and the Year Ended August 31, 2009	2010	2009

Operations:

Net investment income	$21,830,057	$161,503,966

Net realized gain (loss)	91,773	(2,788,443)

Increase in Net Assets From Operations	21,921,830	158,715,523

Capital Transactions:

Proceeds from contributions	19,475,296,432	41,612,257,240

Value of withdrawals	(15,598,162,991)	(46,331,309,798)

Increase (Decrease) in Net Assets From Capital Transactions	3,877,133,441	(4,719,052,558)

Increase (Decrease) in Net Assets	3,899,055,271	(4,560,337,035)

Net Assets:

Beginning of period	14,721,333,901	19,281,670,936

End of period	$18,620,389,172	$14,721,333,901

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2010 Semi-Annual Report | 27

Financial highlights

For the years ended August 31, unless otherwise noted:
	2010[1]		2009	2008	2007	2006	2005

Net assets, end of period (millions)	$18,620		$14,721	$19,282	$7,272	$6,921	$5,207

Total return[2]	0.18%		1.42%	3.87%	5.40%	4.57%	2.54%

Ratios to average net assets:
Gross expenses	0.10%[3]		0.11%	0.11%	0.11%[4]	0.11%	0.12%

Net expenses[5,6]	0.10	[3]	0.10	0.10	0.10 [4,7]	0.10 [7]	0.10 [7]

Net investment income	0.27	[3]	1.34	3.52	5.26	4.49	2.53

[1]	For the six months ended February 28, 2010 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would not have changed.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets the Portfolio will not exceed 0.10%.

[7]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

28 | Prime Cash Reserves Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$18,658,515,626	—	$18,658,515,626

† See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost.

Prime Cash Reserves Portfolio 2010 Semi-Annual Report | 29

Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Compensating balance agreements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2010, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

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Notes to financial statements (unaudited) (cont’d)

During the six months ended February 28, 2010, LMPFA waived a portion of its fee in the amount of $333,421.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended

Prime Cash Reserves Portfolio 2010 Semi-Annual Report | 31
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Cash Reserves)

Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM based on the May 31, 2005 settlement order issued against CGM and SBFM by the U.S. Securities and Exchange Commission. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, The U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (known as Western Asset New York Tax Free Money Market Fund effective May 31, 2010, prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures

32 | Prime Cash Reserves Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

Prime Cash Reserves Portfolio | 33

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Western Asset / CitiSM Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other

34 | Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager and the actual management fees in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered the fact that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Fund and are expected to continue through December 2011. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Prime Cash Reserves Portfolio | 35

The Board also received and considered information comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Lipper expense group, consisting of a group of funds (including the Feeder Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Feeder Fund’s Contractual Management Fee does not contain breakpoints, it is approximately equivalent to the asset-weighted average of management fees paid by the funds in its Lipper expense group at all asset levels and that the Actual Management Fee is below the median of the Lipper expense group. The Board also considered that the Manager pays the subadvisory fee out of the management fee.

36 | Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	April 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	April 29, 2010

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date:	April 29, 2010